High Yield Strategy Fund Investment Objectives and Goals - Class A and Class C [Member] - High Yield Strategy Fund	Aug. 01, 2025
Prospectus [Line Items]
Risk/Return [Heading]	High Yield Strategy Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The High Yield Strategy Fund (the “Fund”) seeks to provide investment results that correlate, before fees and expenses, to the performance of the high yield bond market.